Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Exchange Rates

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	September 30, 2020	March 31, 2020
Euro to USD	1.17300	1.10314

The following rates were used to translate the accounts of Kuvera France S.A.S. into USD for the following operating periods.

	Six Months Ended September 30,
	2020	2019
Euro to USD	1.135711	1.11795

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	March 31, 2020	March 31, 2019
Euro to USD	1.10314	1.12200
Colombian Peso to USD	n/a	0.00031

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD for the following operating periods:

	Year ended March 31,
	2020	2019
Euro to USD	1.11122	1.13580
Colombian Peso to USD	n/a	0.00033

Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	September 30, 2020	March 31, 2020
Cash and cash equivalents	$583,955	$137,177
Restricted cash, current	151,489	-
Restricted cash, long term	288,411	-
Total cash, cash equivalents, and restricted cash shown on the statement of cash flows	$1,023,855	$137,177

Schedule of Fixed Assets

As of September 30, 2020, fixed assets were made up of the following:

	Estimated
	Useful
	Life
	(years)	Value
Furniture, fixtures, and equipment	10	$12,792
Computer equipment	3	21,143
Data processing equipment	3	7,095,515
		7,129,450
Accumulated depreciation as of September 30, 2020		(1,211,446)
Net book value, September 30, 2020		$5,918,004

As of March 31, 2020 and 2019 fixed assets were made up of the following:

	Estimated
	Useful
	Life	March 31,	March 31,
	(years)	2020	2019
Furniture, fixtures, and equipment	10	$12,792	$11,372
Computer equipment	3	19,533	14,661
Data processing equipment	3	3,213,815	-
		3,246,140	26,033
Accumulated amortization		(248,529)	(12,505)
Net book value		$2,997,611	$13,528

Schedule of Long-Lived Assets

During the nine months ended December 31, 2019 we impaired the value of the customer contracts/relationships originally acquired.

	Estimated
	Useful
	Life
	(years)	Value
FireFan mobile application	4	$331,000
Back office software	10	408,000
Tradename/trademark - FireFan	5	248,000
Tradename/trademark - United Games	0.45	4,000
Customer contracts/relationships	n/a	-
		991,000
Accumulated amortization as of December 31, 2019		(254,949)
Net book value, December 31, 2019		$736,051

As of September 30, 2020 intangible assets were made up of the following:

	Estimated
	Useful
	Life
	(years)	Value
FireFan mobile application	4	$331,000
Back office software	10	408,000
Tradename/trademark - FireFan	5	248,000
Tradename/trademark - United Games	0.45	4,000
		991,000
Accumulated amortization as of September 30, 2020		(384,930)
Net book value, September 30, 2020		$606,070

As of March 31, 2020 and 2019 intangible assets were made up of the following:

	Estimated
	Useful
	Life	March 31,	March 31,
	(years)	2020	2019
FireFan mobile application	4	$331,000	$331,000
Back office software	10	408,000	408,000
Tradename/trademark - FireFan	5	248,000	248,000
Tradename/trademark - United Games	0.45	4,000	4,000
Customer contracts/relationships	5	-	825,000
		991,000	1,816,000
Accumulated amortization		(298,118)	(239,315)
Net book value		$692,882	$1,576,685

Schedule of Amortization Expense

Amortization expense for the six months ended September 30, 2020 and 2019 was $86,812 and $169,539, respectively. Amortization expense is expected to be as follows:

Remainder of 2021	$86,338
Fiscal year ending March 31, 2022	173,150
Fiscal year ending March 31, 2023	173,150
Fiscal year ending March 31, 2024	32,589
Fiscal year ending March 31, 2025	6,148
Fiscal year ending March 31, 2026 and beyond	134,695
$606,070

Amortization expense is expected to be as follows:

Fiscal year ending March 31, 2021	$173,150
Fiscal year ending March 31, 2022	173,150
Fiscal year ending March 31, 2023	115,338
Fiscal year ending March 31, 2024	55,748
Fiscal year ending March 31, 2025 and beyond	175,496
$692,882

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$155,628	$-	$-	$155,628
Total Assets	$155,628	$-	$-	$155,628

Derivative liability	$-	$-	$4,265	$4,265
Total Liabilities	$-	$-	$4,265	$4,265

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$96,022	$-	$-	$96,022
Total Assets	$96,022	$-	$-	$96,022

Derivative liability	$-	$-	$793,495	$793,495
Total Liabilities	$-	$-	$793,495	$793,495

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$101,610	$-	$-	$101,610
Total Assets	$101,610	$-	$-	$101,610

Derivative liability	$-	$-	$793,495	$793,495
Total Liabilities	$-	$-	$793,495	$793,495

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$142,061	$-	$-	$142,061
Total Assets	$142,061	$-	$-	$142,061

Derivative liability	$-	$-	$1,358,901	$1,358,901
Total Liabilities	$-	$-	$1,358,901	$1,358,901

Summary of Activity Related to Sale and Leaseback Transactions

During the six months ended September 30, 2020 we had the following activity related to our sale and leaseback transactions:

	Total Financial Liability	Contra-Liability	Net Financial Liability	Current [1]	Long Term
Balance as of March 31, 2020	$53,828,000	$(38,535,336)	$15,292,664	$11,407,200	$3,885,464
Proceeds from sales of APEX	5,001,622	-	5,001,622
Interest recorded on financial liability	8,348,378	(8,348,378)	-
Payments made for leased equipment	(2,125,300)	-	(2,125,300)
Interest expense	-	3,995,914	3,995,914
Balance as of September 30, 2020	$65,052,700	$(42,887,800)	$22,164,900	$14,077,200	$8,087,700

[1] Represents lease payments to be made in the next 12 months

During the year ended March 31, 2020 we had the following activity related to our sale and leaseback transactions:

Proceeds from sales of APEX	$16,143,265
Debt extinguished with the issuance of APEX	100,000
Interest recognized on financial liability	2,257,399
Payments made for leased equipment	(3,208,000)
Total financial liability	15,292,664
Other current liabilities [1]	(11,407,200)
Other long-term liabilities, net of deferred interest	$3,885,464

[1] Represents lease payments to be made in the next 12 months

Schedule of Sale and Leaseback Transactions

The $42,887,800 is expected to be recognized into interest as follows:

Remainder of 2021	$4,782,861
Fiscal year ending March 31, 2022	9,565,721
Fiscal year ending March 31, 2023	9,565,721
Fiscal year ending March 31, 2024	9,565,721
Fiscal year ending March 31, 2025 and beyond	9,407,776
$42,887,800

Fiscal year ending March 31, 2021	$8,081,463
Fiscal year ending March 31, 2022	8,158,547
Fiscal year ending March 31, 2023	8,158,547
Fiscal year ending March 31, 2024	8,158,547
Fiscal year ending March 31, 2025 and beyond	5,978,232
$38,535,336

Schedule of Revenue Generated

Revenue generated for the six months ended September 30, 2020 is as follows:

	Subscription Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$10,159,115	$3,836,285	$7,723	$14,003,123
Refunds, incentives, credits, and chargebacks	(659,970)	-	-	(659,970)
Net revenue	$9,499,145	$3,836,285	$7,723	$13,343,153

Revenue generated for the six months ended September 30, 2019 is as follows:

	Subscription Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$16,117,861	$-	$5,369	$16,123,230
Refunds, incentives, credits, and chargebacks	(1,369,393)	-	-	(1,369,393)
Net revenue	$14,748,468	$-	$5,369	$14,753,837

Revenue generated for the three months ended September 30, 2020 is as follows:

	Subscription Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$5,599,155	$2,493,739	$3,710	$8,096,604
Refunds, incentives, credits, and chargebacks	(343,267)	-	-	(343,267)
Net revenue	$5,255,888	$2,493,739	$3,710	$7,753,337

Revenue generated for the three months ended September 30, 2019 is as follows:

	Subscription Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$7,825,160	$-	$5,369	$7,830,529
Refunds, incentives, credits, and chargebacks	(588,405)	-	-	(588,405)
Net revenue	$7,236,755	$-	$5,369	$7,242,124

Revenue generated for the year ended March 31, 2020, was as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$24,471,532	$-	$-	$1,745,138	$13,279	$26,229,949
Refunds, incentives, credits, and chargebacks	(2,046,359)	-	-	-	-	(2,046,359)
Amounts paid to supplier	-	-	-	-	-	-
Net revenue	$22,425,173	$-	$-	$1,745,138	$13,279	$24,183,590

Revenue generated for the year ended March 31, 2019 was as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$28,518,660	$698,954	$5,775,269	$-	$-	$34,992,883
Refunds, incentives, credits, and chargebacks	(1,495,458)	(4,000)	(6,501)	-	-	(1,505,959)
Amounts paid to supplier	-	-	(3,827,843)	-	-	(3,827,843)
Net revenue	$27,023,202	$694,954	$1,940,925	$-	$-	$29,659,081

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	September 30, 2020	September 30, 2019
Options to purchase common stock	-	35,000
Warrants to purchase common stock	233,060	599,800
Notes convertible into common stock	161,742,478	58,416,067
Totals	161,975,538	59,050,867

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	March 31, 2020	March 31, 2019
Options to purchase common stock	-	35,000
Warrants to purchase common stock	-	5,052,497
Notes convertible into common stock	45,743,298	52,162,055
Total	45,743,298	57,249,552